Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio and Utilities Portfolio Initial Class
April 30, 2018
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to modify Telecommunications Portfolio’s fundamental concentration policy. A meeting of the shareholders of the fund will be held during the fourth quarter of 2018 to vote on this proposal. If approved by shareholders, Telecommunications Portfolio will (i) change its name to Communication Services Portfolio, (ii) change its 80% policy to normally invest at least 80% of its assets in securities of companies principally engaged in business activities related to the development, production or distribution of communication services, and (iii) change its supplemental benchmark index to the MSCI US IM Communication Services 25/50 Index. If the proposal is approved, these changes will take effect on December 1, 2018 or the first day of the month following the shareholder meeting if the meeting is adjourned.

Shareholders should read the proxy statement, which contains important information about the proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov). Results of the shareholder meeting will appear in the fund’s next shareholder report, or can be obtained by calling Fidelity at 1-877-208-0098.

Pending shareholder approval of the fund’s proposal to modify its concentration policy; effective December 1, 2018, the following information replaces the similar information for Telecommunications Portfolio found in the “Fund Summary” section under the heading “Principal Investment Strategies”.

Normally investing at least 80% of assets in the securities of companies principally engaged in business activities related to the development, production, or distribution of communication services.

Pending shareholder approval of the fund’s proposal to modify its concentration policy; effective December 1, 2018, the following information replaces the similar information for Telecommunications Portfolio found in the “Investment Details” section under the heading “Principal Investment Strategies”.

The fund invests primarily in companies engaged in business activities related to the development, production, or distribution of communication services.

Effective December 1, 2018, the following information replaces similar information for VIP Industrials Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Tobias Welo (lead portfolio manager) has managed the fund since January 2007.

Janet Glazer (co-manager) has managed the fund since December 2018.

It is expected that Mr. Welo will transition off of the fund effective on or about December 31, 2018. At that time, Ms. Glazer will assume sole portfolio manager responsibilities for the fund.

Effective July 15, 2018, the following information replaces similar information for VIP Technology Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Charlie Chai (lead portfolio manager) has managed the fund since January 2005.

Nidhi Gupta (co-manager) has managed the fund since July 2018.

It is expected that Mr. Chai will retire effective on or about December 31, 2018. At that time, Ms. Gupta will assume sole portfolio management responsibilities for the fund.

Effective July 15, 2018, the following information replaces similar information found in the "Fund Services" section under the "Sub-Adviser(s)" heading.

FMR Co., Inc. (FMRC), at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for VIP Consumer Discretionary Portfolio, VIP Consumer Staples Portfolio, VIP Energy Portfolio, VIP Financial Services Portfolio, VIP Health Care Portfolio, VIP Industrials Portfolio, VIP Materials Portfolio, VIP Telecommunications Portfolio, and VIP Utilities Portfolio.FMRC has day-to-day responsibility for choosing certain types of investments for VIP Technology Portfolio.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2017, FMR H.K. had approximately $18.2 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for VIP Technology Portfolio. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Consumer Discretionary Portfolio, VIP Consumer Staples Portfolio, VIP Energy Portfolio, VIP Financial Services Portfolio, VIP Health Care Portfolio, VIP Industrials Portfolio, VIP Materials Portfolio, VIP Telecommunications Portfolio, and VIP Utilities Portfolio. FMR H.K. is an affiliate of the Adviser.

Effective December 1, 2018, the following information replaces the biographical information for VIP Industrials Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Tobias Welo is lead portfolio manager of VIP Industrials Portfolio, which he has managed since January 2007. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager. He is also a member of FMR’s Stock Selector Large Cap Group.

Janet Glazer is co-manager of VIP Industrials Portfolio, which she has managed since December 2018. She also manages other funds. Since joining Fidelity Investments in 2011, Ms. Glazer has worked as a research analyst and portfolio manager.

It is expected that Mr. Welo will transition off of the fund effective on or about December 31, 2018. At that time, Ms. Glazer will assume sole portfolio manager responsibilities for the fund.

Effective July 15, 2018, the following information replaces the biographical information for VIP Technology Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Charlie Chai is lead portfolio manager of VIP Technology Portfolio, which he has managed since January 2005. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

Nidhi Gupta is co-manager of VIP Technology Portfolio, which she has managed since July 2018. She also manages other funds. Since joining Fidelity Investments in 2008, Ms. Gupta has worked as an equity research analyst and portfolio manager.

It is expected that Mr. Chai will retire effective on or about December 31, 2018. At that time, Ms. Gupta will assume sole portfolio management responsibilities for the fund.

VIPFCI-18-03 1.765122.157	November 15, 2018

Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio and Utilities Portfolio Investor Class
April 30, 2018
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to modify Telecommunications Portfolio’s fundamental concentration policy. A meeting of the shareholders of the fund will be held during the fourth quarter of 2018 to vote on this proposal. If approved by shareholders, Telecommunications Portfolio will (i) change its name to Communication Services Portfolio, (ii) change its 80% policy to normally invest at least 80% of its assets in securities of companies principally engaged in business activities related to the development, production or distribution of communication services, and (iii) change its supplemental benchmark index to the MSCI US IM Communication Services 25/50 Index. If the proposal is approved, these changes will take effect on December 1, 2018 or the first day of the month following the shareholder meeting if the meeting is adjourned.

Shareholders should read the proxy statement, which contains important information about the proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov). Results of the shareholder meeting will appear in the fund’s next shareholder report, or can be obtained by calling Fidelity at 1-877-208-0098.

Pending shareholder approval of the fund’s proposal to modify its concentration policy; effective December 1, 2018, the following information replaces the similar information for Telecommunications Portfolio found in the “Fund Summary” section under the heading “Principal Investment Strategies”.

Normally investing at least 80% of assets in the securities of companies principally engaged in business activities related to the development, production, or distribution of communication services.

Pending shareholder approval of the fund’s proposal to modify its concentration policy; effective December 1, 2018, the following information replaces the similar information for Telecommunications Portfolio found in the “Investment Details” section under the heading “Principal Investment Strategies”.

The fund invests primarily in companies engaged in business activities related to the development, production, or distribution of communication services.

Effective December 1, 2018, the following information replaces similar information for VIP Industrials Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Tobias Welo (lead portfolio manager) has managed the fund since January 2007.

Janet Glazer (co-manager) has managed the fund since December 2018.

It is expected that Mr. Welo will transition off of the fund effective on or about December 31, 2018. At that time, Ms. Glazer will assume sole portfolio manager responsibilities for the fund.

Effective July 15, 2018, the following information replaces similar information for VIP Technology Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Charlie Chai (lead portfolio manager) has managed the fund since January 2005.

Nidhi Gupta (co-manager) has managed the fund since July 2018.

It is expected that Mr. Chai will retire effective on or about December 31, 2018. At that time, Ms. Gupta will assume sole portfolio management responsibilities for the fund.

Effective July 15, 2018, the following information replaces similar information found in the "Fund Services" section under the "Sub-Adviser(s)" heading.

FMRC, at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for VIP Consumer Discretionary Portfolio, VIP Consumer Staples Portfolio, VIP Energy Portfolio, VIP Financial Services Portfolio, VIP Health Care Portfolio, VIP Industrials Portfolio, VIP Materials Portfolio, VIP Telecommunications Portfolio, and VIP Utilities Portfolio.FMRC has day-to-day responsibility for choosing certain types of investments for VIP Technology Portfolio.

FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2017, FMR H.K. had approximately $18.2 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for VIP Technology Portfolio. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Consumer Discretionary Portfolio, VIP Consumer Staples Portfolio, VIP Energy Portfolio, VIP Financial Services Portfolio, VIP Health Care Portfolio, VIP Industrials Portfolio, VIP Materials Portfolio, VIP Telecommunications Portfolio, and VIP Utilities Portfolio. FMR H.K. is an affiliate of the Adviser.

Effective December 1, 2018, the following information replaces the biographical information for VIP Industrials Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Tobias Welo is lead portfolio manager of VIP Industrials Portfolio, which he has managed since January 2007. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Janet Glazer is co-manager of VIP Industrials Portfolio, which she has managed since December 2018. She also manages other funds. Since joining Fidelity Investments in 2011, Ms. Glazer has worked as a research analyst and portfolio manager.

It is expected that Mr. Welo will transition off of the fund effective on or about December 31, 2018. At that time, Ms. Glazer will assume sole portfolio manager responsibilities for the fund.

Effective July 15, 2018, the following information replaces the biographical information for VIP Technology Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Charlie Chai is lead portfolio manager of VIP Technology Portfolio, which he has managed since January 2005. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

Nidhi Gupta is co-manager of VIP Technology Portfolio, which she has managed since July 2018. She also manages other funds. Since joining Fidelity Investments in 2008, Ms. Gupta has worked as an equity research analyst and portfolio manager.

It is expected that Mr. Chai will retire effective on or about December 31, 2018. At that time, Ms. Gupta will assume sole portfolio management responsibilities for the fund.

VIPINVF-18-03 1.824639.136	November 15, 2018